Schedule of Inputs to Monte Carlo Simulation for Private Placement Warrant Liability (Details) - Private Placement Warrant Liability [Member] - Monte Carlo Simulation [Member]	Jun. 30, 2025
Measurement Input, Share Price [Member]
Credit Derivatives [Line Items]
Stock price	5.89
Measurement Input, Expected Term [Member] | Minimum [Member]
Credit Derivatives [Line Items]
Stock price	3.0
Measurement Input, Expected Term [Member] | Maximum [Member]
Credit Derivatives [Line Items]
Stock price	5.0
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Credit Derivatives [Line Items]
Stock price	3.7
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Credit Derivatives [Line Items]
Stock price	3.8
Measurement Input, Price Volatility [Member] | Minimum [Member]
Credit Derivatives [Line Items]
Stock price	94.0
Measurement Input, Price Volatility [Member] | Maximum [Member]
Credit Derivatives [Line Items]
Stock price	119.0
Measurement Input, Exercise Price [Member] | Minimum [Member]
Credit Derivatives [Line Items]
Stock price	6.60
Measurement Input, Exercise Price [Member] | Maximum [Member]
Credit Derivatives [Line Items]
Stock price	8.25
Measurement Input, Expected Dividend Rate [Member]
Credit Derivatives [Line Items]
Stock price	0.00